RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of balances due to related parties
	December 31, 2025	March 31, 2025
Balances due to related parties	($)	($)
Hunter Dickinson Services Inc.	63,984	242,569
United Mineral Services Ltd.	–	30,173
High Hills Consulting Ltd. (CFO fees)	4,916	–
Thomas Wilson (former-CFO fees)	–	5,496
Total	68,900	278,238

Summary of transactions with HDSI
	Nine months ended December 31,
	2025	2024
(rounded to the nearest thousand CAD)	($)	($)
Services received from HDSI and as requested by the Company	1,548,000	597,000
Information technology – infrastructure and support services	63,000	30,000
Office rent	40,000	22,000
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	345,000	185,000
Total	1,996,000	834,000